Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Tax rate	23.00%	23.00%	23.00%
Reduced tax rate	12.00%
ISRAEL
Taxes on Income [Line Items]
Carryforward tax loss	$ 13,810	$ 8,900
Alarum, Safe-T Data A.R Ltd [Member]
Taxes on Income [Line Items]
Tax rate	23.00%
U.S. federal tax rate [Member]
Taxes on Income [Line Items]
Tax rate	21.00%
Israel of Safe-T Data [Member]
Taxes on Income [Line Items]
Carryforward tax loss	$ 37,600	37,400
Israel of NetNut [Member]
Taxes on Income [Line Items]
Carryforward tax loss	100	7,200
Israel of CyberKick [Member]
Taxes on Income [Line Items]
Carryforward tax loss	$ 3,200	$ 3,300